Asset Retirement Obligations - Schedule of Accumulated Other Comprehensive Income (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Asset Retirement Obligation, Roll Forward Analysis
Balance, beginning of year	$ 379	$ 362
Obligations acquired (note 3)	5	13
New obligations	4	14
Obligations settled (a)	(10)	(4)
Disposals	0	(1)
Revision in estimated cash flow	40	(10)
Accretion expense	19	17
Foreign exchange translation	(1)	(6)
Total	436	385
Less: current portion (included in accounts payable and accrued liabilities)	(7)	(6)
Balance, end of year	$ 429	$ 379